REAL ESTATE PROPERTY UNDER DEVELOPMENT	12 Months Ended
Dec. 31, 2012
REAL ESTATE PROPERTY UNDER DEVELOPMENT
7.	REAL ESTATE PROPERTY UNDER DEVELOPMENT

Real estate under development assets of RMB527,702 (US$84,702) is comprised of land acquisition costs of RMB459,599 (US$73,771) and land development costs of RMB68,103 (US$10,931) as of December 31, 2012, which are further broken down as follows:

	December 31, 2012
	(RMB)	(US$)
Dalian	330,707	53,082
Huainan	163,191	26,194
Yizhuang	33,804	5,426

Total	527,702	84,702

Dalian Changzheng acquired the land use rights for two tracts of undeveloped land permitted for commercial and residential use and located in Dalian High and New Technology Industry Park in Dalian, Liaoning Province, China on April 29, 2011. The two tracts of land were purchased for a total consideration, including acquisition costs, of approximately RMB292 million (US$46 million). The commercial land use rights and the residential land use rights will expire in 40 years and 70 years, respectively.

On March 16, 2011, Huainan Ninetowns, a PRC company with a registered capital of RMB10 million was established. Huainan Ninetowns is wholly-owned by Beijing Ninetowns Ports. On March 30, 2011, Huainan Huacheng, a PRC company with a registered capital of RMB8 million was established. Huainan Huacheng is wholly-owned by Huainan Ninetowns.

Huainan Huacheng acquired the land use rights for a plot of undeveloped land permitted for mixed-use and located in Huainan, Anhui Province of China, on April 7, 2011. The land was purchased for a total consideration of approximately RMB258 million (US$41 million). Through December 31, 2012 approximately one half of the total purchase price has been paid, together with associated taxes and closing costs, for a total of RMB140 million. The mixed-use land use rights will expire in 40 years and 70 years (note 10).

On June 28, 2011, Beijing Ninetowns Ports entered into a trust agreement (the “Trust Agreement”) with Zhongcheng Trust Co., Ltd. (“Zhongcheng”). The Trust Agreement was terminated in February 2012 (note 10).

In October 2008, the Company acquired a land use right from Yizhuang Substation of the PRC Country Resources Bureau for RMB30,156. The land use right has a contractual useful life of 50 years. In January 2012, the Company changed the construction planning of Yizhuang to development of mixed-use real estate projects. Accordingly, the net land acquisition cost of RMB27,593 and land development cost of RMB6,211 were reclassified from intangible assets and fixed assets, respectively, to real estate under development.